Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss attributable to the Company’s ordinary shareholders	$ (3,942)	$ (68,663)	$ (26,912)
Numerator for basic net loss per share calculation	(3,942)	(68,663)	(26,912)
Numerator for diluted net loss per share calculation	$ (3,942)	$ (68,663)	$ (26,912)
Denominator:
Weighted average number of ordinary shares (in Shares)	102,081,873	95,996,861	85,441,057
Net loss attributable to the Company’s ordinary shareholders per ordinary share
Basic (in Dollars per share)	$ (0.04)	$ (0.72)	$ (0.31)
Diluted (in Dollars per share)	$ (0.04)	$ (0.72)	$ (0.31)